LONG-TERM DEBT - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,593	$ 2,145
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	552	1,029
Citibank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,010	1,010
Societe Generale Singapore Revolving Credit Facility(1)
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	0	27
Societe Generale Singapore Factoring
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	27	75
Other(1)
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 4	$ 4